Benefit Payments, Gratuity (Detail) - Gratuity ₨ in Millions	Mar. 31, 2020 INR (₨)
Benefit payments
2021	₨ 969.5
2022	784.2
2023	679.2
2024	602.3
2025	538.1
2026 - 2030	₨ 2,352.8